Sponsorship Revenue and Associated Commitments	9 Months Ended
Sep. 30, 2020
Sponsorship Revenue And Associated Commitments Disclosure [Abstract]
Sponsorship Revenue and Associated Commitments

Note 6: Sponsorship Revenue and Associated Commitments

Johnson Controls, Inc.

On July 2, 2020, Newco entered into an Amended and Restated Sponsorship and Naming Rights Agreement (the “Amended Sponsorship Agreement”) among Newco, PFHOF and Johnson Controls, Inc. (“JCI”), that amended and restated the Sponsorship and Naming Rights Agreement, dated as of November 17, 2016 (the “Original Sponsorship Agreement”). Among other things, the Amended Sponsorship Agreement: (i) reduced the total amount of fees payable to Newco during the term of the Amended Sponsorship Agreement from $135 million to $99 million; (ii) restricted the activation proceeds from rolling over from year to year with a maximum amount of activation proceeds in one agreement year to be $750,000; and (iii) renamed the “Johnson Controls Hall of Fame Village” to “Hall of Fame Village powered by Johnson Controls”. This is a prospective change, which the Company reflected beginning in the third quarter of 2020.

JCI has the right to terminate the agreement if the project is not substantially complete by December 31, 2021.

As amended, as of September 30, 2020, scheduled future cash to be received and required activation spend under the non-cancellable period of the agreement are as follows:

	Unrestricted	Activation	Total
Remainder of 2020 (three months)	$1,906,250	$-	$1,906,250
2021	3,968,750	750,000	4,718,750
Total	$5,875,000	$750,000	$6,625,000

As services are provided, the Company is recognizing revenue on a straight-line basis over the expected term of the Amended Sponsorship Agreement. During the three months ended September 30, 2020 and 2019, the Company recognized $1,133,708 and $1,250,944 of net sponsorship revenue related to this deal, respectively. During the nine months ended September 30, 2020 and 2019, the Company recognized $3,608,402 and $3,712,041 of net sponsorship revenue related to this deal, respectively. Accounts receivable from JCI totaled $0 and $84,164 at September 30, 2020 and December 31, 2019, respectively.

Aultman Health Foundation

In 2016, the Company entered into a 10-year licensing agreement with Aultman Health Foundation (“Aultman”) allowing Aultman use of the HOF Village and PFHOF marks and logos. Under terms of the agreement, the Company will receive $2.5 million in cash sponsorship funds. Of those funds, the Company is contractually obligated to spend $700,000 as activation expenses for the benefit of Aultman.

As of September 30, 2020, scheduled future cash to be received and required activation spend under the agreement are as follows:

	Unrestricted	Activation	Total
Remainder of 2020 (three months)	$35,000	$37,579	$72,579
2021	175,000	75,000	250,000
2022	175,000	75,000	250,000
2023	175,000	75,000	250,000
2024	200,000	75,000	275,000
Thereafter	375,000	175,000	550,000

Total	$1,135,000	$512,579	$1,647,579

As services are provided, the Company is recognizing revenue on a straight-line basis over the expected term of the agreement. During the three months ended September 30, 2020 and 2019, the Company recognized $45,345 of net sponsorship revenue related to this deal. During the nine months ended September 30, 2020 and 2019, the Company recognized $135,049 and $134,556 of net sponsorship revenue related to this deal, respectively. Accounts receivable from Aultman totaled $160,164 and $165,115 at September 30, 2020 and December 31, 2019, respectively.

First Data Merchant Services LLC

In December 2018, the Company entered into an 8-year licensing agreement with First Data Merchant Services LLC (“First Data”) and Santander Bank. As of September 30, 2020, scheduled future cash to be received under the agreement are as follows:

Year ending December 31:

Remainder of 2020 (three months)	$50,000
2021	150,000
2022	150,000
2023	150,000
2024	150,000
Thereafter	300,000

Total	$950,000

As services are provided, the Company is recognizing revenue on a straight-line basis over the expected term of the agreement. During the three months ended September 30, 2020 and 2019, the Company recognized $37,449 of net sponsorship revenue related to this deal. During the nine months ended September 30, 2020 and 2019, the Company recognized $111,533 and $111,126 of net sponsorship revenue related to this deal, respectively. As of September 30, 2020 and December 31, 2019, accounts receivable from First Data totaled $20,692 and $0, respectively.

Constellation NewEnergy, Inc.

On December 19, 2018 the Company entered into a sponsorship and services agreement with Constellation (the “Constellation Sponsorship Agreement”) whereby Constellation and its affiliates will provide the gas and electric needs of the Company in exchange for certain sponsorship rights. The original term of the Constellation Sponsorship Agreement was through December 31, 2028, however, in June 2020, the Company entered into an amended contract with Constellation which extended the term of the Constellation Sponsorship Agreement through December 31, 2029.

The Constellation Sponsorship Agreement provides for certain rights to Constellation and its employees, to benefit from the relationship with the Company from discounted pricing, marketing efforts, and other benefits as detailed in the agreement. The Constellation Sponsorship Agreement also provides for Constellation to pay sponsorship income and to provide activation fee funds. Activation fee funds are to be used in the year received and do not roll forward for future years as unspent funds. The amounts are due by March 31 of the year to which they apply, which is represented in the chart below.

The Constellation Sponsorship Agreement includes certain contingencies reducing the sponsorship fee amount owed by Constellation if construction is not on pace with the timeframe noted in the Constellation Sponsorship Agreement.

The Company also has a note payable with Constellation. Refer to Note 4 for additional information.

As of September 30, 2020, scheduled future cash to be received and required activation spend under the Constellation Sponsorship Agreement were as follows:

	Unrestricted	Activation	Total
Remainder of 2020 (three months)	$-	$-	$-
2021	1,300,000	187,193	1,487,193
2022	1,396,000	200,000	1,596,000
2023	1,423,220	200,000	1,623,220
2024	1,257,265	166,000	1,423,265
2025	1,257,265	166,000	1,423,265
Thereafter	5,029,057	664,000	5,693,057

Total	$11,662,807	$1,583,193	$13,246,000

As services are provided, the Company is recognizing revenue on a straight-line basis over the expected term of the Constellation Sponsorship Agreement. During the three months ended September 30, 2020 and 2019, the Company recognized $295,591 and $330,327 of net sponsorship revenue related to this deal, respectively. During the nine months ended September 30, 2020 and 2019, the Company recognized $949,064 and $980,209 of net sponsorship revenue related to this deal, respectively. Accounts receivable from Constellation totaled $806,276 and $857,213 at September 30, 2020 and December 31, 2019, respectively.

Turf Nation, Inc.

During October 2018, the Company entered into a 5-year sponsorship agreement with Turf Nation, Inc. (“Turf Nation”). Under the terms of the agreement, the Company will receive payments over the term based on the sale of Turf Nation products based on rates defined in the sponsorship agreement. The minimum guaranteed fee per year beginning in 2020 is $50,000 per year.

As services are provided, the Company is recognizing revenue on a straight-line basis over the expected term of the agreement. During the three months ended September 30, 2020 and 2019, the Company recognized $15,115 of net sponsorship revenue related to this deal. During the nine months ended September 30, 2020 and 2019, the Company recognized $45,016 and $44,852 of net sponsorship revenue related to this deal, respectively. Accounts receivable from Turf Nation totaled $116,977 and $171,961 at September 30, 2020 and December 31, 2019, respectively.